Segment Reporting (Details) - Schedule of revenue by major revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Cost of revenues	$ 39,476,046	$ 3,886,654	$ 2,980,216
Gross (loss) profit	(1,350,378)	3,522,618	20,200,868
Graphite anode business [Member]
Revenue, Major Customer [Line Items]
Revenue, net	37,580,677
Cost of revenues	35,586,544
Gross (loss) profit	1,994,133
Peer-to-peer knowledge sharing and enterprise business [Member]
Revenue, Major Customer [Line Items]
Revenue, net	544,991	7,409,272	23,181,084
Cost of revenues	3,889,502	3,886,654	2,980,216
Gross (loss) profit	(3,344,511)	3,522,618	20,200,868
Member Service [Member]
Revenue, Major Customer [Line Items]
Revenue, net	106,724	498,330	872,629
Cost of revenues	591,000	99,013	174,660
Gross (loss) profit	(484,276)	399,317	697,969
Comprehensive Tailored Services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	153,658	1,433,847	13,345,880
Cost of revenues	294,759	157,563	340,783
Gross (loss) profit	(141,101)	1,276,284	13,005,097
Sponsorship Advertising Services [Member]
Revenue, Major Customer [Line Items]
Revenue, net		1,734,390	6,598,527
Cost of revenues		34,041	255,634
Gross (loss) profit		1,700,349	6,342,893
Consulting Services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	9,645	1,583,583	416,634
Cost of revenues	218,719	733,266	239,845
Gross (loss) profit	(209,074)	850,317	176,789
Online Services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	2,100	40,391	361,933
Cost of revenues	66,403	798,010	1,076,503
Gross (loss) profit	(64,303)	(757,619)	(714,570)
Other Services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	272,864	2,118,731	1,585,481
Cost of revenues	2,718,621	2,064,761	892,791
Gross (loss) profit	(2,445,757)	53,970	692,690
Revenue, net [Member]
Revenue, Major Customer [Line Items]
Revenue, net	$ 38,125,668	$ 7,409,272	$ 23,181,084